DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of debt and capital leases
Debt consisted of the following:

	March 31, 2020	December 31, 2019
	(In thousands)
Summit Holdings’ variable rate senior secured Revolving Credit Facility (3.74% at March 31, 2020 and 4.55% at December 31, 2019) due May 2022	$698,000	$677,000
Summit Holdings’ 5.5% senior unsecured notes due August 2022	300,000	300,000
Less unamortized debt issuance costs (1)	(1,521)	(1,686)
Summit Holdings’ 5.75% senior unsecured notes due April 2025	500,000	500,000
Less unamortized debt issuance costs (1)	(4,763)	(5,015)
SMP Holdings’ variable rate senior secured term loan (7.00% at March 31, 2020 and 7.80% at December 31, 2019) due May 2022	160,750	161,500
Less unamortized debt issuance costs (1)	(3,601)	(3,974)

Total debt	1,648,865	1,627,825
Less current portion	7,800	5,546

Total long-term debt	$1,641,065	$1,622,279

(1)	Issuance costs are being amortized over the life of the Term Loan B and Senior Notes.

Debt consisted of the following:

	December 31, 2019	December 31, 2018
	(In thousands)
Summit Holdings’ variable rate senior secured Revolving Credit Facility ( 4.55% at December 31, 2019 and 5.03% at December 31, 2018) due May 2022	$677,000	$466,000
Summit Holdings’ 5.5% senior unsecured notes due August 2022	300,000	300,000
Less unamortized debt issuance costs (1)	(1,686)	(2,362)
Summit Holdings’ 5.75% senior unsecured notes due April 2025	500,000	500,000
Less unamortized debt issuance costs (1)	(5,015)	(5,907)
SMP Holdings’ variable rate senior secured term loan ( 7.80% at December 31, 2019 and 8.52% at December 31, 2018) due May 2022	161,500	226,750
Less unamortized debt issuance costs (1)	(3,974)	(5,701)

Total debt	1,627,825	1,478,780
Less current portion	5,546	14,500

Total long-term debt	$1,622,279	$1,464,280

(1)	Issuance costs are being amortized over the life of the Term Loan B and Senior Notes.

Schedule of maturities of long-term debt
The aggregate amount of debt maturing during each of the years after December 31, 2019 are as follows (in thousands):

2020	$—
2021	—
2022	1,138,500
2023	—
2024	—
Thereafter	500,000

Total long-term debt	$1,638,500